Current and long-term debt - BCFL lease financing (MR) (Details)	1 Months Ended
	Apr. 30, 2020 USD ($)	Aug. 31, 2018	Sep. 30, 2017 USD ($) optionToAcquireAdditionalProperty vessel	Dec. 31, 2021 USD ($)	Jan. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($)	Jul. 31, 2020 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels		115.00%
Debt outstanding				$ 2,541,678,000		$ 2,415,326,000
Borrowings				$ 2,541,678,000		$ 2,415,326,000
BCFL Lease Financing (MRs) | Bottom of range
Disclosure of detailed information about borrowings [line items]
Deposit minimum per vessel			$ 5,100,000
Minimum ratio for fair value of vessels			100.00%
MR | BCFL Lease Financing (MRs)
Disclosure of detailed information about borrowings [line items]
Finance lease daily rate per vessel	$ 1,910
Borrowings instrument, term	3 years
Increase through new leases, liabilities arising from financing activities	$ 1,900,000
MR | Installation of scrubbers | BCFL Lease Financing (MRs)
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel					3		1
Debt outstanding					$ 5,800,000		$ 1,900,000
Borrowings					$ 5,800,000		$ 1,900,000
MR | STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx | Vessels | Bottom of range
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period			5 years
MR | STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx | Vessels | Top of range
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period			10 years
MR | STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx | Vessels | BCFL Lease Financing (MRs)
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel			5
Sale leaseback transaction, gross proceeds per vessel			$ 27,500,000
Sale leaseback transaction, term			7 years
Finance lease daily rate per vessel			$ 9,025
Number of options in sale leaseback | optionToAcquireAdditionalProperty			3
Sale leaseback, option term			1 year
Sale leaseback, deposit per vessel			$ 5,100,000